SECURITIES - Held-to-Maturity, Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 168	$ 132	$ 157	$ 168
Provision for credit losses		(40)	(1,150)	2,989
Recoveries credited to the allowance		0	1,125	0
Securities HTM charged against the allowance	(3,000)	0	0	(3,000)
Balance at end of period		92	132	157
Private label mortgage-backed
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	1	1	4	1
Provision for credit losses		1	(3)	3
Recoveries credited to the allowance		0	0	0
Securities HTM charged against the allowance		0	0	0
Balance at end of period		2	1	4
Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	39	17	33	39
Provision for credit losses		2	(16)	(6)
Recoveries credited to the allowance		0	0	0
Securities HTM charged against the allowance		0	0	0
Balance at end of period		19	17	33
Corporate
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	123	111	116	123
Provision for credit losses		(44)	(1,130)	2,993
Recoveries credited to the allowance		0	1,125	0
Securities HTM charged against the allowance		0	0	(3,000)
Balance at end of period		67	111	116
Trust preferred
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 5	3	4	5
Provision for credit losses		1	(1)	(1)
Recoveries credited to the allowance		0	0	0
Securities HTM charged against the allowance		0	0	0
Balance at end of period		$ 4	$ 3	$ 4